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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(Semi-Annual Report for the period 1/1/06 through 6/30/06 is filed herewith)

Hewitt Series Trust

Hewitt Money Market Fund

Semi–Annual Report

June 30, 2006

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES

As a shareholder of a Hewitt Series Trust Fund, you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a share class of the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line under each share class of the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each share class of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each share class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each share class of the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (January 1, 2006)	Ending Account Value (June 30, 2006)	Annualized Expense Ratio†	Expenses Paid During Period* (January 1 to June 30, 2006)
Administrative Shares
Actual	$1,000.00	$1,019.20	0.95%	$4.76
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95	4.76
Institutional Shares
Actual	1,000.00	1,010.00	0.45	0.98
Hypothetical (5% return before expenses)	1,000.00	1,009.85	0.45	0.98

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	The Administrative Shares expenses are calculated using the share class’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Expenses for the Institutional Shares, which commenced operations on April 12, 2006, are calculated using the share class’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (79), and divided by the number of days in the year (365 days).

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$264,882,826
Receivables:
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	264,883,810

LIABILITIES
Payables:
Distribution to shareholders	915,817
Due to Trustees	11,286
Due to Hewitt Associates LLC (Note 2)	188,117
Accrued shareholder servicing fees	94,434
Accrued expenses	39,741

Total Liabilities	1,249,395

NET ASSETS	$263,634,415

Net assets consist of:
Paid-in capital	263,635,252
Distributions in excess of net investment income	(1,303)
Undistributed net realized gain	466

NET ASSETS	$263,634,415

Administrative Shares
Net assets	$172,741,558

Shares outstanding	172,740,408

Net asset value and offering price per share	$1.00

Institutional Shares
Net assets	$90,892,857

Shares outstanding	90,893,140

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$4,435,370
Expenses(a)	(74,129)

Net investment income allocated from Master Portfolio	4,361,241

FUND EXPENSES (Note 2)
Administration fees	460,065
Shareholder servicing fees - Administrative Shares	185,915
Fund accounting & transfer agent fees	43,947
Legal fees	18,060
Audit fees	11,600
Printing costs	15,216
Registration costs	72,077
Trustees fees	10,562

Total fund expenses	817,442

Fees reimbursed by Hewitt Associates LLC (Note 2)	(106,366)

Total Net Expenses	711,076

NET INVESTMENT INCOME	3,650,165

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized loss	(6)

Net loss on investments	(6)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,650,159

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $18,194.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,650,165	$2,726,455
Net realized gain (loss)	(6)	499

Net increase in net assets resulting from operations	3,650,159	2,726,954

Distributions to shareholders:
From net investment income
Administrative Shares	(2,868,626)	(2,726,698)
Institutional Shares	(785,456)	—

	(3,654,082)	(2,726,698)

Total distributions to shareholders	(3,654,082)	(2,726,698)

Capital share transactions (Note 3):
Net capital share transactions
Administrative Shares	43,280,079	36,091,928
Institutional Shares	90,893,140	—

Net increase in net assets resulting from capital share transactions	134,173,219	36,091,928

Increase in net assets	134,169,296	36,092,184
NET ASSETS:
Beginning of period	129,465,119	93,372,935

End of period	$263,634,415	$129,465,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,303)	$2,614

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Administrative Shares
	Six months ended Jun. 30, 2006 (Unaudited)		Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.02		0.02	0.00	(a)	0.00	(a)	0.01	0.03

Total from investment operations	0.02		0.02	0.00		0.00		0.01	0.03

Less distributions from:
Net investment income	(0.02)		(0.02)	(0.00	)(a)	(0.00	)(a)	(0.01)	(0.03)

Total distributions	(0.02)		(0.02)	(0.00)		(0.00)		(0.01)	(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Total return	1.92	%(b)	2.37%	0.49%		0.31%		0.98%	3.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,742		$129,465	$93,373		$89,976		$77,505	$66,254
Ratio of net expenses to average net assets(c)	0.95%		0.95%	0.95%		0.95%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(c)	1.10%		1.15%	1.18%		1.19%		1.34%	1.36%
Ratio of net investment income to average net assets(c)	3.85%		2.41%	0.50%		0.30%		0.98%	3.31%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(c)	3.70%		2.21%	0.27%		0.06%		0.59%	2.90%

(a)	Rounds to less than $0.01.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Institutional Shares
	Period from Apr. 12, 2006(a) to Jun. 30, 2006 (Unaudited)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	1.00	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,893
Ratio of net expenses to average net assets(c)	0.45%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(c)	0.53%
Ratio of net investment income to average net assets(c)	4.60%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(c)	4.52%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

These financial statements relate only to the Administrative and Institutional Shares of the Fund. Both classes of shares have equal rights to assets and earnings, and differ principally in administration fees.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (4.40% for the Fund as of June 30, 2006).

The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2006.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2. Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Administrative Shares average daily net assets and 0.30% of the Institutional Shares average daily net assets for these services. Hewitt Associates has agreed to waive its fees or absorb expenses of the Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, do not exceed 0.95% of the average daily net assets of the Administrative Shares and 0.45% of the average daily net assets of the Institutional Shares of the Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2006, Hewitt Associates reimbursed the Fund $95,984 and $10,382, for the Administrative Shares and Institutional Shares, respectively, for expenses related to this agreement.

Beginning May 1, 2006, Hewitt Associates and Barclays Global Investors N.A. (“BGI”) have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC serves as the Distributor of the Fund. Hewitt Financial Services LLC does not receive a fee from the Fund for its distribution services.

Hewitt Financial Services LLC also serves as the Shareholder Servicing Agent for the Fund’s Administrative Shares. As Shareholder Servicing Agent, Hewitt Financial Services LLC is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through Hewitt Financial Services LLC. In addition, Hewitt Financial Services LLC sends all shareholder communications relating to the Administrative Shares to shareholders or arranges for these materials to be sent. For these services, the Fund pays Hewitt Financial Services LLC a monthly fee calculated at an annual rate of 0.25% of the Administrative Shares’ average daily net assets.

The Hewitt Series Trust pursues its investment objectives by investing in the Money Market Master Portfolio, which is a series of the Master Investment Portfolio. The Money Market Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. Barclays Global Fund Advisors, Inc. serves as the Portfolio’s investment advisor. As such, the Trust does not itself have an investment advisor.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

3. Capital Share Transactions

As of June 30, 2006, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares for the Administrative and Institutional Shares of the Fund were as follows:

	Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Administrative Shares
Shares Issued and Redeemed:
Shares sold	85,701,750	$85,701,750	116,045,897	$116,045,897
Shares issued in reinvestments of dividends	2,649,952	2,649,952	2,464,724	2,464,724
Shares redeemed	(45,071,623)	(45,071,623)	(82,418,693)	(82,418,693)

Net increase	43,280,079	$43,280,079	36,091,928	$36,091,928

	Period Ended June 30, 2006 (Unaudited)(a)
	Shares	Amount
Institutional Shares
Shares Issued and Redeemed:
Shares sold	103,295,921	$103,295,921
Shares issued in reinvestments of dividends	447,476	447,476
Shares redeemed	(12,850,257)	(12,850,257)

Net increase	90,893,140	$90,893,140

(a)	For the period from April 12, 2006 (commencement of operations) to June 30, 2006.

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed form N-PX with the complete proxy voting record for the 6 months ended June 30, 2006. The Hewitt Money Market Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the SEC’s website at (www.sec.gov).

MONEY MARKET MASTER PORTFOLIO

June 30, 2006 (Unaudited)

Schedule of Investments

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—3.07%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,983,164

TOTAL CERTIFICATES OF DEPOSIT (Cost: $184,983,164)		184,983,164

COMMERCIAL PAPER—7.82%
Amstel Funding Corp.
5.20%, 11/21/06(1)	60,000,000	58,760,667
5.32%, 07/13/06(1)	36,958,000	36,892,461
Cancara Asset Securitisation Ltd.
5.30%, 07/13/06(1)	140,179,000	139,931,351
5.31%, 07/07/06(1)	50,066,000	50,021,691
Citigroup Funding Inc.
5.27%, 07/21/06	35,000,000	34,897,625
General Electric Capital Corp.
5.30%, 07/03/06	150,000,000	149,955,833

TOTAL COMMERCIAL PAPER (Cost: $470,459,628)		470,459,628

MEDIUM-TERM NOTES—3.33%
Cullinan Finance Corp.
5.07%, 02/26/07(1)	70,000,000	70,000,000
5.18%, 03/15/07(1)	20,000,000	20,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,076,409
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000
5.35%, 04/27/07(1)	35,000,000	34,997,116

TOTAL MEDIUM-TERM NOTES (Cost: $200,073,525)		200,073,525

TIME DEPOSITS—5.59%
Branch Banking & Trust
5.22%, 07/03/06	130,491,000	130,491,000
JP Morgan Chase Bank N.A.
5.25%, 07/03/06	150,000,000	150,000,000
Societe Generale
5.32%, 07/03/06	50,000,000	50,000,000
UBS AG
5.25%, 07/03/06	5,708,000	5,708,000

TOTAL TIME DEPOSITS (Cost: $336,199,000)		336,199,000

VARIABLE & FLOATING RATE NOTES—56.58%
Allstate Life Global Funding II
5.11%, 05/04/07	30,000,000	30,000,000
5.18%, 11/09/06(1)	20,000,000	20,004,260
5.19%, 07/06/07(1)	11,000,000	11,003,944
5.22%, 07/13/07(1)	35,000,000	35,013,389
5.26%, 07/13/07(1)	25,000,000	25,009,284
5.35%, 07/27/07(1)	50,000,000	50,000,000
American Express Bank
5.21%, 07/19/06	40,000,000	40,000,000
5.30%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
5.30%, 09/27/06	60,000,000	60,000,000
ANZ National International Ltd.
5.11%, 07/07/07(1)	75,000,000	75,000,000
ASIF Global Financing
5.17%, 08/11/06(1)	25,000,000	25,000,290
5.31%, 07/23/07(1)	75,000,000	74,996,948
5.38%, 12/11/06(1)	90,000,000	90,034,195
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(1)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.24%, 06/20/07(1)	70,000,000	70,000,000

MONEY MARKET MASTER PORTFOLIO

June 30, 2006 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Bank of Nova Scotia
5.29%, 09/29/06	$35,000,000	$34,997,503
Banque Nationale de Paris
5.07%, 10/04/06	20,000,000	19,998,585
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.32%, 07/15/07(1)	33,000,000	33,000,000
CC USA Inc.
5.17%, 07/14/06(1)	15,000,000	15,000,100
Commodore CDO Ltd. 2003-2A Class A1MM
5.38%, 06/12/07(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.23%, 07/19/06	75,000,000	75,000,000
5.29%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
5.37%, 06/15/07	100,000,000	100,000,000
Dexia Credit Local
5.29%, 08/30/06	35,000,000	34,998,850
Five Finance Inc.
5.15%, 09/15/06(1)	30,000,000	29,998,751
HBOS Treasury Services PLC
5.53%, 04/24/07(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
5.17%, 12/15/06(1)	50,000,000	50,000,000
ING USA Annuity & Life Insurance Funding Agreement
5.48%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
5.35%, 07/07/06(1)	46,000,000	46,000,000
JP Morgan Chase & Co.
5.11%, 07/02/07	75,000,000	75,000,000
K2 USA LLC
5.13%, 09/11/06(1)	100,000,000	99,997,059
5.39%, 06/04/07(1)	60,000,000	60,000,000
Lakeline Austin Development Ltd.
5.35%, 07/07/06(1)	9,800,000	9,800,000
Leafs LLC
5.27%, 02/20/07(1)	19,872,039	19,872,039
Links Finance LLC
5.15%, 10/16/06(1)	82,000,000	81,996,384
Marshall & Ilsley Bank
5.18%, 07/13/07	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.16%, 07/18/06(1)(2)	25,000,000	25,000,000
5.21%, 02/02/07(1)(2)	50,000,000	50,000,000
5.25%, 08/18/06(1)(2)	50,000,000	50,000,000
Monumental Global Funding II
5.49%, 12/27/06(1)	100,000,000	100,003,622
Mortgage Interest Networking Trust
5.54%, 08/25/06(1)	10,000,000	10,003,478
Natexis Banques Populaires
5.18%, 07/13/07(1)	50,000,000	50,000,000
Nationwide Building Society
5.55%, 04/27/07(1)	100,000,000	100,000,000
Nordea Bank AB
5.15%, 06/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
5.05%, 10/02/06	75,000,000	74,995,411
Northern Rock PLC
5.17%, 05/03/07(1)	70,000,000	70,000,000
Permanent Financing PLC Series 9A Class 1A
5.14%, 03/10/07(1)	60,000,000	60,000,000
Principal Life Income Funding Trusts
5.14%, 11/13/06	50,000,000	49,999,258
Royal Bank of Scotland
5.29%, 08/30/06	100,000,000	99,996,711
Sedna Finance Inc.
5.24%, 09/20/06(1)	15,000,000	15,000,000

MONEY MARKET MASTER PORTFOLIO

June 30, 2006 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Sigma Finance Inc.
4.00%, 08/11/06(1)	$75,000,000	$74,995,722
5.16%, 08/15/06(1)	15,000,000	14,999,815
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(1)	50,000,000	50,000,000
Societe Generale
5.08%, 07/02/07(1)	30,000,000	30,000,000
Tango Finance Corp.
5.28%, 09/25/06(1)	30,000,000	29,998,947
Trap Rock Industry Inc.
5.35%, 07/07/06(1)	19,880,000	19,880,000
Union Hamilton Special Funding LLC
5.49%, 09/28/06(1)	50,000,000	50,000,000
US Bank N.A.
5.28%, 09/29/06	15,000,000	14,999,014
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 07/25/06(1)	49,478,705	49,478,705
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 07/25/06(1)	57,241,338	57,241,338
Westpac Banking Corp.
5.34%, 07/11/07	70,000,000	70,000,000
WhistleJacket Capital Ltd.
5.14%, 10/16/06(1)	100,000,000	99,996,998
5.22%, 10/20/06(1)	25,000,000	24,997,865
5.25%, 11/22/06(1)	75,000,000	74,991,930
5.30%, 07/28/06(1)	15,000,000	14,999,724
White Pine Finance LLC
5.15%, 07/17/06(1)	50,000,000	49,999,550
5.15%, 09/15/06(1)	46,000,000	45,998,562

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,404,298,231)		3,404,298,231

REPURCHASE AGREEMENTS—23.27%
Bank of America N.A. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $40,800,001, 5.50%, 12/1/35)	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, 5.37%, due 7/3/06, maturity value $150,067,125 (collateralized by non-U.S. Government debt securities, value $165,002,598, 1.50% to 8.63%, 7/15/13 to 6/10/48)	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party Repurchase Agreement, 5.46%, due 7/3/06, maturity value $250,113,750 (collateralized by non-U.S. Government debt securities, value $279,395,542, 0.00% to 10.00%, 6/1/28 to 12/15/35)	250,000,000	250,000,000

MONEY MARKET MASTER PORTFOLIO

June 30, 2006 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $40,802,836, 5.48% to 6.19%, 3/1/36 to 6/1/36)	$40,000,000	$40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.28%, due 7/3/06, maturity value $40,017,600 (collateralized by U.S. Government obligations, value $40,800,000, 4.50% to 6.00%, 1/1/33 to 3/1/35)	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.46%, due 7/3/06, maturity value $100,045,500 (collateralized by non-U.S. Government debt securities, value $105,000,000, 0.00% to 10.00%, 1/1/10)	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 5.36%, due 7/3/06, maturity value $100,044,667 (collateralized by non-U.S. Government debt securities, value $103,000,892, 5.00% to 8.75%, 8/15/06 to 3/1/46)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $40,802,779, 3.20% to 7.97%, 12/1/18 to 4/1/36)	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $41,201,458, 4.00% to 6.00%, 10/25/16 to 10/25/30)	40,000,000	40,000,000

MONEY MARKET MASTER PORTFOLIO

June 30, 2006 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.43%, due 7/3/06, maturity value $100,045,250 (collateralized by non-U.S. Government debt securities, value $103,127,698, 0.00% to 10.13%, 10/15/06 to 9/1/23)	$100,000,000	$100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.45%, due 9/28/06, maturity value $152,043,750 (collateralized by non-U.S. Government debt securities, value $154,502,657, 4.65% to 8.38%, 6/15/07 to 12/1/25)(2)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 5.30%, due 7/3/06, maturity value $100,044,167 (collateralized by U.S. Government obligations, value $102,001,212, 3.38% to 6.63%, 8/23/07 to 6/14/13)	100,000,000	100,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 5.51%, due 7/4/07, maturity value $264,119,375 (collateralized by non-U.S. Government debt securities, value $270,740,244, 0.00% to 10.00%, 7/3/06 to 6/30/36)(2)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,400,000,000)		1,400,000,000

TOTAL INVESTMENTS IN SECURITIES—99.66% (Cost: $5,996,013,548)		5,996,013,548

Other Assets, Less Liabilities—0.34%		20,414,297

NET ASSETS—100.00%		$6,016,427,845

(1)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

June 30, 2006

Portfolio Allocation (Unaudited)

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,404,298,231	56.58%
Repurchase Agreements	1,400,000,000	23.27
Commercial Paper	470,459,628	7.82
Time Deposits	336,199,000	5.59
Medium-Term Notes	200,073,525	3.33
Certificates of Deposit	184,983,164	3.07
Other Net Assets	20,414,297	0.34

TOTAL	$6,016,427,845	100.00%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$4,596,013,548
Repurchase agreements, at value and cost (Note 1)	1,400,000,000

Total investments in securities	5,996,013,548
Cash	269
Receivables:
Interest	20,762,256

Total Assets	6,016,776,073

LIABILITIES
Payables:
Investment advisory fees (Note 2)	342,099
Accrued expenses	6,129

Total Liabilities	348,228

NET ASSETS	$6,016,427,845

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$155,855,189

Total investment income	155,855,189

EXPENSES (Note 2)
Investment advisory fees	3,270,958
Professional fees	8,967
Independent Trustees’ fees	7,015

Total expenses	3,286,940
Less expense reductions (Note 2)	(553,663)

Net expenses	2,733,277

NET INVESTMENT INCOME	153,121,912

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(229)

Net realized loss	(229)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$153,121,683

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$153,121,912	$237,180,094
Net realized gain (loss)	(229)	35,169

Net increase in net assets resulting from operations	153,121,683	237,215,263

Interestholder transactions:
Contributions	19,351,704,461	58,641,619,347
Withdrawals	(19,790,981,299)	(58,107,077,434)

Net increase (decrease) in net assets resulting from interestholder transactions	(439,276,838)	534,541,913

Increase (decrease) in net assets	(286,155,155)	771,757,176
NET ASSETS:
Beginning of period	6,302,583,000	5,530,825,824

End of period	$6,016,427,845	$6,302,583,000

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)—Continued

losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2006, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the independent trustees, counsel to the independent trustees and independent auditors (the “independent expenses”) are paid directly by the Master Portfolio. Since the Master Portfolio does not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has voluntarily agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the six months ended June 30, 2006, BGFA waived and/or credited investment advisory fees in the amount of $553,663 for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolio.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)—Continued

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Ratio of expenses to average net assets(a)	0.08%		0.05%	0.05%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	4.68%		3.27%	1.40%	1.15%	1.80%	3.66%
Total return	2.36	%(b)	3.28%	1.39%	1.16%	1.84%	4.23%

(a)	Annualized for periods of less than one year.

(b)	Not annualized.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the Money Market Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of advised accounts, including the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the investment performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other funds registered under the 1940 Act, objectively selected solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)—Continued

information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and 10-year (or since inception) periods ended December 31, 2005, as applicable, and as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its Lipper Performance Group over relevant periods. The Board noted that the advisory fees and overall expenses for the Master Portfolio were generally lower than the advisory fee rates and overall expenses of the funds in its Lipper Expense Group, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for the Master Portfolio during the year ended December 31, 2005 and BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, from May 1, 2006 through April 30, 2007. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board analyzed the Master Portfolio’s expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other master portfolios and BGFA-advised funds. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolio and the estimated profitability of other mutual fund families advised by BGFA.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)—Continued

by BGFA and its affiliates. The profitability analysis presented to the Board indicated that BGFA and its affiliates are profitable with respect to the Master Portfolio with the overall MIP complex posting a slight profit to BGFA and its affiliates for the year. The Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for collective funds with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to separate accounts with substantially similar investment objectives and strategies as the Master Portfolio. The Board noted that BGFA had provided information distinguishing the level of services provided to the collective funds from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the collective funds, including, among other things, the level of complexity in managing the Master Portfolio and the collective funds under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Master Portfolio’s Advisory Contract was within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rate for the Master Portfolio and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that the Master Portfolio may, but generally does not, participate in securities lending activities and generally does not execute transactions with affiliated brokers, as other series of MIP do. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant does not have procedures by which shareholders may recommend nominees to the Board of Trustees of Hewitt Series Trust.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

	(3)	Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ James W. Stamper
James W. Stamper
President

Date 8/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ James W. Stamper
James W. Stamper
President

Date 8/29/06

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date 8/29/06